Goldman Sachs Short Duration Government Fund Investment Objectives and Goals - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Government Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Short Duration Government Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Short Duration Government Fund (the “Fund”) seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Objective, Secondary [Text Block]	and secondarily, in seeking current income, may also consider the potential for capital appreciation